UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2008
                                               -------------

Check here if amendment        |_|: Amendment Number: ___
This Amendment (Check one only.):         |_| is a restatement
                                          |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       PilotRock Investment Partners GP, LLC
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Address:    1700 East Putnam Avenue
            -------------------------------------
            Old Greenwich, CT 06870
            -------------------------------------

Form 13F File Number: 28-10617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:       Thomas D. O'Malley, Jr.
            -----------------------------
Title:      Managing Member
            -----------------------------
Phone:      (203) 698-8800
            -----------------------------

Signature, Place and Date of Signing:

/s/ Thomas D. O'Malley, Jr.    Old Greenwich, CT              August 14, 2008
---------------------------    -----------------              ---------------
(Signature)                       (City, State)                     (Date)

Report Type (Check one only.):

|X| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number           Name

---------------------          -------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
                                          ------------------------------
Form 13F Information Table Entry Total:             30
                                          ------------------------------
Form 13F Information Table Value Total:             991531
                                          ------------------------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number    Name

1          28-10619                O'Malley, Jr., Thomas D.
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

                                                                                        INVESTMENT DISCRETION            VOTING
                                                         VALUE            SH/ PUT/          SHARED  SHARED   MANAGERS   AUTHORITY
       ISSUER                  CLASS           CUSIP    (000's)   SHARES  PRN CALL  SOLE   DEFINED   OTHER             SOLE   SHARED
------------------------------------------------------------------------------------------------------------------------------------
ABB LTD                       SPONSORED ADR  000375204   12971    458000   SH         X                         1     458000
AK STL HLDG CORP              COM            001547108  113492   1644811   SH         X                         1    1644811
ALCOA INC                     COM            013817101    7124    200000   SH  CALL   X                         1     200000
ASSURED GUARANTY LTD          COM            G0585R106   12096    672400   SH         X                         1     672400
CALPINE CORP                  COM NEW        131347304   39407   1746746   SH         X                         1    1746746
CELGENE CORP                  COM            151020104    8750    137000   SH         X                         1     137000
COMMSCOPE INC                 COM            203372107   52714    998930   SH         X                         1     998930
ENERGYSOLUTIONS INC           DEPOSITARY SH  292756202   27686   1238767   SH         X                         1    1238767
ENTERGY CORP NEW              COM            29364G103   37277    309400   SH         X                         1     309400
EXELON CORP                   COM            30161N101   11245    125000   SH         X                         1     125000
FREEPORT-MCMORAN COPPER & GO  COM            35671D857   13008    111000   SH         X                         1     111000
FREEPORT-MCMORAN COPPER & GO  COM            35671D857   29298    250000   SH  CALL   X                         1     250000
GEN-PROBE INC NEW             COM            36866T103   18101    380991   SH         X                         1     380991
GENERAL CABLE CORP DEL NEW    COM            369300108   57481    944636   SH         X                         1     944636
GENTEK INC                    COM NEW        37245X203   15747    585596   SH         X                         1     585596
GOLDCORP INC NEW              COM            380956409   38183    827000   SH         X                         1     827000
IMMUCOR INC                   COM            452526106   25062    968400   SH         X                         1     968400
MASTERCARD INC                CL A           57636Q104   49189    185254   SH         X                         1     185254
PETROHAWK ENERGY CORP         COM            716495106   67830   1464704   SH         X                         1    1464704
PETROHAWK ENERGY CORP         COM            716495106   67798   1464000   SH   PUT   X                         1    1464000
PHILIP MORRIS INTL INC        COM            718172109   31163    630958   SH         X                         1     630958
PROSHARES TR                  REAL EST PRO   74347R552   63735    607000   SH         X                         1     607000
PROSHARES TR                  ULTRASHRT O&G  74347R586   13355    500000   SH         X                         1     500000
PROSHARES TR                  BASIC MTRL PRO 74347R651   27151    941100   SH         X                         1     941100
QUALCOMM INC                  COM            747525103   22362    504000   SH         X                         1     504000
RESEARCH IN MOTION            COM            760975102   40857    349500   SH         X                         1     349500
RESEARCH IN MOTION            COM            760975102   40915    350000   SH   PUT   X                         1     350000
TYCO INTL LTD BERMUDA         SHS            G9143X208   11051    276000   SH         X                         1     276000
WESTERN REFNG INC             COM            959319104    1184    100000   SH   PUT   X                         1     100000
WYETH                         COM            983024100   35299    736000   SH         X                         1     736000
TOTAL                                                   991531